Provisions - Summary of Social Security Contributions on Share Options (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Beginning balance	£ 4,123
Increase in provision due to changes in foreign exchange rates	548	£ (10)
Ending balance	4,822	4,123
Social security contributions on share options [member]
Disclosure of other provisions [line items]
Beginning balance		109
Arising/(released) during the year, net	9	(109)
Ending balance	9
Deferred cash consideration [member]
Disclosure of other provisions [line items]
Beginning balance	4,123	1,525
Increase in provision due to the unwinding of the time value of money	451	225
Increase in provision due to changes in foreign exchange rates	508
Decrease in provision due to a change in estimates relating to timeline and probabilities of contractual milestones being achieved	(448)	2,373
Ending balance	4,634	£ 4,123
Restructuring [member]
Disclosure of other provisions [line items]
Arising/(released) during the year, net	179
Ending balance	£ 179